Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 82,386	$ 78,661
Accumulated depreciation and amortization	(27,112)	(15,871)
Net property and equipment	55,274	62,790	$ 35,818
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,935	$ 20,728
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years	5 years
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,702	$ 18,069
Computer Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	3 years	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,434	$ 13,606
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	2 years	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	15 years	15 years
Office Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,776	$ 9,089
Property and Equipment, Estimated Useful Lives	7 years	7 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 702	$ 702
Property and Equipment, Estimated Useful Lives	39 years	39 years
Wireless Internet Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 3,866
Wireless Internet Infrastructure [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	3 years	3 years
Wireless Internet Infrastructure [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years	5 years
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,837	$ 12,601